Legal contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of legal advisors

	12/31/2025		12/31/2024
Nature	Current	Non-current	Current	Non-current
Civil	—	3,717	155	1,742
Labor	—	1,703	—	1,529
Total	—	5,420	155	3,271

Schedule of changes in legal claim contingency

Nature	12/31/2024	Accrued Charges	Net utilization of reversal	(-) Suppliers	Exchange Variation	Foreign currency translation adjustment of subsidiary	12/31/2025
Civil (1)	1,897	1,536	(25)	258	(181)	232	3,717
Labor	1,529	96	—	—	(106)	184	1,703
Total	3,426	1,632	(25)	258	(287)	416	5,420
(1)	Sigma is a party to certain lawsuits and arbitrations, and a portion of the amount involved is recognized in the Company's statement.

Schedule of provision liabilities

Nature	12/31/2025	12/31/2024
Civel (1)	19,125	6,139
Regulatory	149	128
Labor	2,495	487
Possible loss, net	21,769	6,754